Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2017
Registrant Name	ANCHOR SERIES TRUST
Central Index Key	0000726735
Amendment Flag	false
Document Creation Date	Apr. 13, 2018
Document Effective Date	Apr. 30, 2018
Prospectus Date	May 01, 2018
SA BlackRock Multi-Asset Income Portfolio | Class 1
Prospectus:
Trading Symbol	ASMAA
SA Edge Asset Allocation Portfolio | Class 1
Prospectus:
Trading Symbol	STAAA
SA Edge Asset Allocation Portfolio | Class 2
Prospectus:
Trading Symbol	STAAB
SA Wellington Capital Appreciation Portfolio | Class 1
Prospectus:
Trading Symbol	ASCAA
SA Wellington Capital Appreciation Portfolio | Class 2
Prospectus:
Trading Symbol	ASCAB
SA Wellington Government and Quality Bond Portfolio | Class 1
Prospectus:
Trading Symbol	ASGQA
SA Wellington Government and Quality Bond Portfolio | Class 2
Prospectus:
Trading Symbol	ASGQB
SA Wellington Growth and Income Portfolio | Class 1
Prospectus:
Trading Symbol	ASGIA
SA Wellington Growth Portfolio | Class 1
Prospectus:
Trading Symbol	ASGRA
SA Wellington Growth Portfolio | Class 2
Prospectus:
Trading Symbol	ASGRB
SA Wellington Natural Resources Portfolio | Class 1
Prospectus:
Trading Symbol	ASNRA
SA Wellington Natural Resources Portfolio | Class 2
Prospectus:
Trading Symbol	ASNRB
SA Wellington Strategic Multi-Asset Portfolio | Class 1
Prospectus:
Trading Symbol	ASTMA